Property. plant and equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Owned assets, cost	$ 597,039	$ 338,586
Owned assets, accumulated depreciation	195,412	168,658
Owned assets, net book value	401,627	169,928
Assets under capital lease, cost	180,003	160,382
Assets under capital lease, accumulated depreciation	53,473	51,662
Assets under capital lease, net book value	126,530	108,720
Total plant and equipment, cost	777,042	498,968
Total accumulated depreciation	248,885	220,320
Total plant and equipment, net book value	528,157	278,648
Addition of property, plant and equipment by means of capital leases	21,904	14,033
Sale leaseback transactions	29,295	20,697
Heavy equipment
Property, Plant and Equipment [Line Items]
Owned assets, cost	346,071	196,045
Owned assets, accumulated depreciation	78,296	77,726
Owned assets, net book value	267,775	118,319
Assets under capital lease, cost	110,759	69,657
Assets under capital lease, accumulated depreciation	35,376	28,613
Assets under capital lease, net book value	75,383	41,044
Major component parts in use
Property, Plant and Equipment [Line Items]
Owned assets, cost	143,032	72,448
Owned assets, accumulated depreciation	66,019	45,694
Owned assets, net book value	77,013	26,754
Assets under capital lease, cost	64,602	85,015
Assets under capital lease, accumulated depreciation	16,964	21,247
Assets under capital lease, net book value	47,638	63,768
Other equipment
Property, Plant and Equipment [Line Items]
Owned assets, cost	33,824	31,923
Owned assets, accumulated depreciation	21,711	18,400
Owned assets, net book value	12,113	13,523
Assets under capital lease, cost	772	558
Assets under capital lease, accumulated depreciation	17	543
Assets under capital lease, net book value	755	15
Licensed motor vehicles
Property, Plant and Equipment [Line Items]
Owned assets, cost	19,745	18,298
Owned assets, accumulated depreciation	15,618	14,888
Owned assets, net book value	4,127	3,410
Assets under capital lease, cost	3,822	5,129
Assets under capital lease, accumulated depreciation	1,087	1,242
Assets under capital lease, net book value	2,735	3,887
Office and computer equipment
Property, Plant and Equipment [Line Items]
Owned assets, cost	8,972	10,157
Owned assets, accumulated depreciation	6,450	9,468
Owned assets, net book value	2,522	689
Assets under capital lease, cost	23	23
Assets under capital lease, accumulated depreciation	23	17
Assets under capital lease, net book value	0	6
Land
Property, Plant and Equipment [Line Items]
Owned assets, cost	11,095	7,168
Owned assets, net book value	11,095	7,168
Buildings
Property, Plant and Equipment [Line Items]
Owned assets, cost	31,425	2,547
Owned assets, accumulated depreciation	6,265	2,482
Owned assets, net book value	25,160	65
Assets under capital lease, cost	25
Assets under capital lease, accumulated depreciation	6
Assets under capital lease, net book value	19
Leasehold improvements
Property, Plant and Equipment [Line Items]
Owned assets, cost	2,875
Owned assets, accumulated depreciation	1,053
Owned assets, net book value	1,822
Assets held under capital leases
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 25,995	$ 19,483